18. Related Party Transactions	12 Months Ended
Jun. 30, 2024
Notes
18. Related Party Transactions

18. Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board.

The remuneration of directors and other members of key management personnel during the years ended June 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
	$	$	$
Directors’ and officers’ consulting fees	877,362	951,347	687,585
Cash payment	-	334,738	-
Exploration and evaluation expenditures	134,764	415,325	220,765
Addendum payments	-	2,554,830	-
	1,012,126	4,256,240	908,350

Directors’ and officers’ consulting fees

During the year ended June 30, 2024, fees of $317,973 (2023 – $492,377; 2022 - $585,615) included in directors’ and officers’ consulting fees had been paid to companies controlled by officers of the Company.

Cash payment

During the year ended June 30, 2023, a payment of USD $250,000 ($334,738) (2022 - $nil) had been paid to a director of the Company.

Exploration and evaluation expenditures

During the year ended June 30, 2024, fees of $134,764 (2023 – $415,325, 2022 - $220,765) for services rendered by the Company’s VP of Exploration and its former VP of Resources Development, had been capitalized as E&E assets on the consolidated statements of financial position.

Addendum payments

On November 1, 2022, the Company purported to amend the consulting agreements with the entities controlled by the former Chief Executive Officer (“CEO”) and the former Chief Operating Officer (“COO”) of Snow Lake, with an addendum which amended the termination clause of their respective agreements. As a result of the addendum, the Company recorded fees of $1,672,988 (USD $1,224,040) and $881,842 (USD $648,020), respectively, which are included in directors’ and officers’ consulting fees during the year ended June 30, 2023.

On December 5, 2022, payout was made to the respective entities controlled by the former CEO and COO.

As of June 30, 2024, the Company has made a claim against these former officers (see Note 22 for more details).

Share-based compensation

During the year ended June 30, 2024, the Company had granted certain RSUs and options to various directors and officers. Total stock-based compensation of $953,845 (2023 – $2,422,516; 2022 - $8,035,506) was recorded in connection with the vesting of these securities.

18. Related Party Transactions (continued)

Other related party transactions

On January 25, 2023, the Company issued 240,000 common shares from the Shares-for-Debt Settlement. As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,502 on the consolidated statements of loss and comprehensive loss for the year ended June 30, 2023.

As of August 9, 2023, 160,000 RSUs out of the 470,000 RSUs awarded on January 30, 2023 had met the milestones required to vest. On September 26, 2023, the Company paid $546,476 (USD $400,000) to redeem 160,000 of the vested RSUs at USD $2.50 each.

Related party balances

All related party balances, for services and business expense reimbursements rendered as at June 30, 2024, 2023 and 2022 are non-interest bearing and payable on demand, and are comprised of the following:

	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Payable to officers and directors	60,121	86,616	110,274
Payable (receivable) from Nova Minerals Ltd.	81,023	(10,287)	(10,287)
	141,144	76,329	99,987

During the year ended June 30, 2024, Nova Minerals Ltd. charged the Company an amount of $220,348 (2023 – $nil; 2022 - $nil) for reimbursable legal fees, which are recorded as professional fees on the consolidated statements of loss and comprehensive loss.